Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Investments All Other Investments [Abstract]
Summary of Estimated Fair Values of Entity's Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows:

	Hierarchy Level	As at December 31, 2013		As at December 31, 2012
		Carrying Amount	Fair Value	Carrying Amount	Fair Value
Cash and cash equivalents	1	$130,394	$130,394	$175,246	$175,246
Short-term investments	1	1,457	1,457	1,617	1,617
Loan receivable	2	1,075	1,075	911	911
Patent finance obligations	2	52,032	52,032	5,217	5,217
Foreign exchange contracts	2	(668)	(668)	—	—

Information Regarding Aging and Collectability of Accounts Receivable

The following table provides information regarding the aging and collectability of the Company’s accounts receivable balances as at December 31, 2013:

Current	$1,480
Past due 1 – 30 days	9,203
Past due 31 – 60 days	5
Past due 61 – 90 days	—
Over 91 days past due	1,504
Less allowance for doubtful accounts	(193)

$11,999